S000008438 [Member] Investment Risks - High Yield Fund	Aug. 31, 2025
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk, which is the risk that interest rates rise and fall over time. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit and Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit and Junk Bond Risk, which means the credit quality of an investment could cause the Fund to lose money. Non‑investment grade securities (sometimes called “high yield securities” or “junk bonds”) involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.

Prepayment and Extension Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Prepayment and Extension Risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity Risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.

LIBOR Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	LIBOR Transition Risk, refers to the fact that the elimination of the London Inter-Bank Offered Rate (“LIBOR”) rate may adversely affect the interest rates on, and value of, certain Fund investments that are tied to LIBOR. The U.K. Financial Conduct Authority ceased publishing all LIBOR settings on a representative basis after June 30, 2023. Some LIBOR rates continued to be published, but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates were discontinued in September 2024. Alternatives to LIBOR are established or in development in most major currencies and markets are slowly responding to these new rates. It is difficult to predict the full impact of the transition away from LIBOR on the Fund.

Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Manager Risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer Risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Leverage Risk means that the Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and that the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Risk, which means that the Fund’s use of futures, forwards, options, swaps and swaptions based on fixed income instruments to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in futures, forwards, options, swaps and swaptions can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using futures, forwards, options, swaps and swaptions can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in futures, forwards, options, swaps and swaptions if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain futures, forwards, options, swaps and swaptions presents the same types of credit risks as issuers of fixed income securities. Investing in futures, forwards, options, swaps and swaptions can also make the Fund’s assets less liquid and harder to value, especially in declining markets.

Convertible and Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Convertible and Preferred Securities Risk, convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Mortgage-Backed Securities Risk, exists when the Fund invests in mortgage-backed securities, which represent an interest in a pool of mortgages. Mortgage-backed securities are subject to prepayment and extension risk as well as the risk that underlying borrowers will be unable to meet their obligations.

Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Asset-Backed Securities Risk, exists when the Fund invests in asset-backed securities which are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities are subject to many of the same risks as mortgage-backed securities including prepayment and extension risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets Risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index (Net) or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Short Sale Risk, selling short may produce higher than normal portfolio turnover, result in increased transaction costs and magnify the potential for both gain and loss to the Fund. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Multi-Manager Risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and result in more taxable short-term gains for shareholders.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk, which includes the potential insolvency of a borrower and losses due to the re-investment of collateral received on loaned securities in investments that default or do not perform well.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk, which means risks unique to investing in foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market Risk, which is the risk that the Fund will be affected by broad changes in the fixed income markets. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.